Inventories, Net - Schedule of Inventories Impairment Consists (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Inventories Impairment Consists [Abstract]
Beginning balance	$ (1,263,735)	$ (732,897)	$ (655,783)
Addition	(24,116)	(564,020)	(133,218)
Write-offs	669,919	27,596
Foreign currency exchange effect	(13,423)	5,586	56,104
Ending balance	$ (631,355)	$ (1,263,735)	$ (732,897)